Notes Payable - Related Parties - Schedule of Notes Payable to Related Parties (Details) (Parenthetical) - USD ($)		6 Months Ended		12 Months Ended
	Jan. 29, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Conversion of note payable to common stock	$ 125,000	$ 2,277,299	$ 110,880	$ 181,845
Note 1 [Member] | Mr. Cutaia [Member]
Conversion of note payable to common stock		$ 374,665
Debt conversion price per share		$ 0.07
Note 4 [Member]
Debt conversion price per share		$ 0.07
Debt conversion percentage of amount		30.00%